Offsets	Jul. 18, 2025 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Uranium Royalty Corp.
Form or Filing Type	F-10
File Number	333-272534
Initial Filing Date	Jun. 09, 2023
Fee Offset Claimed	$ 4,564.05
Security Type Associated with Fee Offset Claimed	Other
Security Title Associated with Fee Offset Claimed	Common Shares, Preferred Shares, Debt Securities, Subscription Receipts, Warrants, or Units of the Registrant as shall have an aggregate offering price not to exceed US$96,876,000
Unsold Securities Associated with Fee Offset Claimed | shares	41,416,026
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 41,416,026.43
Offset Note	The Registrant registered under the 2023 Registration Statement such indeterminate number of Common Shares, Preferred Shares, Debt Securities, Subscription Receipts, Warrants, or Units of the Registrant as shall have an aggregate offering price not to exceed US$96,876,000.The Registrant previously paid US$10,675.74 in registration fees with respect to the 2023 Registration Statement, pertaining to the registration of US$96,876,000 of securities of the Registrant, of which US$41,416,026.43 remained unutilized and, therefore, available for future registration fees pursuant to Rule 457(p) under the Securities Act. As the total filing fee required for this Registration Statement is US$16,771.34, taking into consideration the available offset of US$4,564.05 from the 2023 Registration Statement, the Registrant has accordingly transmitted US$12,207.29 for this Registration Statement.
Termination / Withdrawal Statement	The Registrant previously paid US$10,675.74 in registration fees with respect to the 2023 Registration Statement, pertaining to the registration of US$96,876,000 of securities of the Registrant, of which US$41,416,026.43 remained unutilized and, therefore, available for future registration fees pursuant to Rule 457(p) under the Securities Act. As the total filing fee required for this Registration Statement is US$16,771.34, taking into consideration the available offset of US$4,564.05 from the 2023 Registration Statement, the Registrant has accordingly transmitted US$12,207.29 for this Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Uranium Royalty Corp.
Form or Filing Type	F-10
File Number	333-272534
Filing Date	Jun. 09, 2023
Fee Paid with Fee Offset Source	$ 4,564.05
Offset Note	The Registrant previously paid US$10,675.74 in registration fees with respect to the 2023 Registration Statement, pertaining to the registration of US$96,876,000 of securities of the Registrant, of which US$41,416,026.43 remained unutilized and, therefore, available for future registration fees pursuant to Rule 457(p) under the Securities Act. As the total filing fee required for this Registration Statement is US$16,771.34, taking into consideration the available offset of US$4,564.05 from the 2023 Registration Statement, the Registrant has accordingly transmitted US$12,207.29 for this Registration Statement.This amount is based on US$41,416,026.43 of unsold securities, calculated based upon the daily exchange rate reported by the Bank of Canada on July 14, 2025, the date used to calculate the exchange rate for all securities sold, which was C$1.00=US$0.7303.